Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Summary of defined benefit plans

	December 31, 2020	December 31, 2019
Employee benefit plan expense:
Employee Benefit Plan	$3,036	$2,778
Supplemental Pension Plan	(187)	(61)
	$2,849	$2,717

Actuarial losses recognized in the statement of other comprehensive income (loss) in the period, before tax	$(3,440)	$(6,361)

Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	$(29,639)	$(26,199)

Summary of amounts recognised in the statement of financial position for all pension plans
The amounts recognized in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2020			December 31, 2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Present value of obligations	$(21,974)	$(2,721)	$(24,695)	$(20,182)	$(18,366)	$(38,548)
Fair value of plan assets	—	8,470	8,470	1,958	24,610	26,568
Asset (liability) on statement of financial position	$(21,974)	$5,749	$(16,225)	$(18,224)	$6,244	$(11,980)

Summary of movement in the defined benefit obligation over the year
The movement in the present value of the employee benefit obligations over the years is as follows:

	2020			2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Balance at January 1,	$(20,182)	$(18,366)	$(38,548)	$(16,239)	$(37,075)	$(53,314)
Current service cost	(2,446)	—	(2,446)	(2,181)	(172)	(2,353)
Past service cost	—	—	—	—	(97)	(97)
Interest cost	(639)	(547)	(1,186)	(669)	(1,447)	(2,116)
Actuarial gain (loss)	(2,664)	548	(2,116)	(3,097)	(4,781)	(7,878)
Assets distributed on settlement	3,146	14,945	18,091	—	24,430	24,430
Benefit payments	1,172	180	1,352	1,576	2,189	3,765
Exchange gain (loss)	(361)	519	158	428	(1,413)	(985)
Balance at December 31,	$(21,974)	$(2,721)	$(24,695)	$(20,182)	$(18,366)	$(38,548)

Summary of movement in the fair value of plan assets of the year
The movement in the fair value of plan assets over the years is as follows:

	2020			2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

At January 1,	$1,958	$24,610	$26,568	$1,864	$46,195	$48,059
Interest income on plan assets	42	736	778	72	1,809	1,881
Actuarial gain (loss)	59	(1,383)	(1,324)	82	1,435	1,517
Contributions by employer	1,281	—	1,281	—	—	—
Assets distributed on settlement	(3,141)	(14,945)	(18,086)	—	(24,430)	(24,430)
Benefit payments	(138)	(180)	(318)	(152)	(2,189)	(2,341)
Exchange gain (loss)	(61)	(368)	(429)	92	1,790	1,882
At December 31,	$—	$8,470	$8,470	$1,958	$24,610	$26,568

Summary of amounts recognised in the statements of operations
The amounts recognized in the consolidated statements of operations are as follows:

	2020			2019
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Current service cost	$2,446	$—	$2,446	$2,181	$172	$2,353
Interest cost	639	547	1,186	669	1,447	2,116
Past service cost	—	—	—	—	97	97
Loss on settlement	(5)	—	(5)	—	32	32
Expected return on plan assets	(44)	(734)	(778)	(72)	(1,809)	(1,881)
Employee benefit plans expense (recovery)	$3,036	$(187)	$2,849	$2,778	$(61)	$2,717

Summary of principal actuarial assumptions
The principal actuarial assumptions used were as follows:

	2020				2019
	Employee benefit plans			SERP	Employee benefit plans			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	—	—	3.1	3.1	—	—	3.9	3.9
Discount rate - beginning of year	0.9	13.0	3.1	3.1	1.7	15.0	3.9	3.9
Discount rate - end of year	0.4	12.8	—	3.1	0.9	13.0	3.1	3.1
Rate of salary escalation	1.7	8.5	—	—	2.7	8.2	2.0	2.0
Average remaining service period of active employees expected to receive benefits	—	—	—	—	—	—	0.6 years	0.6 years

Summary of defined benefit plans' weighted average asset allocation percentages by asset category
The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2020		December 31, 2019
	Employee benefit plans (2)	SERP	Employee benefit plans	SERP
Investment funds
Money market	—	80%	2%	7%
Canadian fixed income	—	—%	98%	—%
Canadian equities	—	—%	—	—%
US equities	—	—%	—	—%
International equities	—	—%	—	—%
Other (1)	—	20%	—	93%
	—	100%	100%	100%
(1)Assets held by the Canada Revenue Agency in the refundable tax account
(2)The Pension Plan was settled in September 2020
Summary of sensitivity of the overall pension obligation to changes in the weighted principal assumptions
The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $1,583
	Decrease by 0.5%	Increase by $1,544
Salary escalation rate	Increase by 0.5%	Increase by $1,497
	Decrease by 0.5%	Decrease by $1,558